Minimum Rental due in Future Periods (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule of Operating Leases [Line Items]
2014	$ 860
2015	767
2016	541
2017	497
2018	508
Thereafter	912
Total	$ 4,085